Document And Entity Information (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Registrant Name	CROGHAN BANCSHARES INC
Entity Central Index Key	0000887149
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	0
Entity Well-known Seasoned Issuer	No
Entity Public Float	$ 0
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
CASH AND CASH EQUIVALENTS	$ 60,093	$ 21,856
SECURITIES
Available-for-sale, at fair value	225,282	140,279
Held-to-maturity, at amortized cost, fair value of $505 in 2010	0	500
Restricted stock	3,844	3,844
Total securities	229,126	144,623
LOANS	301,965	293,305
Less: Allowance for loan losses	4,778	4,955
Net loans	297,187	288,350
PREMISES AND EQUIPMENT, NET	8,215	6,613
CASH SURRENDER VALUE OF LIFE INSURANCE	10,766	11,357
GOODWILL	14,675	10,430
CORE DEPOSIT INTANGIBLE ASSET, NET	1,327	115
ACCRUED INTEREST RECEIVABLE	2,485	1,980
OTHER REAL ESTATE OWNED	1,877	1,443
OTHER ASSETS	3,900	2,960
TOTAL ASSETS	629,651	489,727
LIABILITIES AND STOCKHOLDERS' EQUITY
Demand, non-interest bearing	77,056	61,409
Savings, NOW, and Money Market deposits	231,182	189,412
Time	193,599	133,336
Total deposits	501,837	384,157
Federal funds purchased and securities sold under repurchase agreements	40,861	20,989
Borrowed funds	18,500	25,500
Dividends payable	535	536
Other liabilities	5,035	2,032
Total liabilities	566,768	433,214
STOCKHOLDERS' EQUITY
Common stock, $12.50 par value. Authorized 6,000,000 shares; issued 1,914,109 shares	23,926	23,926
Surplus	179	179
Retained earnings	42,662	40,050
Accumulated other comprehensive income	4,341	507
Treasury stock, 240,729 shares in 2011 and 237,729 shares in 2010, at cost	(8,225)	(8,149)
Total stockholders' equity	62,883	56,513
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 629,651	$ 489,727

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Held-to-maturity, at fair value		$ 505
Common stock, par value	$ 12.5	$ 12.5
Common stock, authorized	6,000,000	6,000,000
Common stock, issued	1,914,109	1,914,109
Treasury stock, shares	240,729	237,729

Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
INTEREST INCOME
Loans, including fees	$ 16,632	$ 18,156	$ 20,305
Securities:
Obligations of U.S. Government agencies and corporations	2,536	2,640	2,311
Obligations of states and political subdivisions	2,254	1,703	1,064
Other	188	215	220
Deposits in other banks	12	25	26
Total interest income	21,622	22,739	23,926
INTEREST EXPENSE
Deposits	2,620	3,728	4,842
Other borrowings	735	1,357	1,433
Total interest expense	3,355	5,085	6,275
Net interest income	18,267	17,654	17,651
PROVISION FOR LOAN LOSSES	775	1,675	3,000
Net interest income, after provision for loan losses	17,492	15,979	14,651
NON-INTEREST INCOME
Trust income	1,076	1,026	898
Service charges on deposit accounts	1,444	1,460	1,491
Gain on sale of loans	154	282	289
Loss on write down of securities	(394)	0	0
Gain on sale of securities	149	11	0
Other	1,039	1,001	910
Total non-interest income	3,468	3,780	3,588
NON-INTEREST EXPENSES
Salaries, wages, and employee benefits	8,384	8,271	7,574
Occupancy of premises	851	838	834
Amortization of core deposit intangible asset	58	58	57
Other operating	5,715	5,565	5,716
Total non-interest expenses	15,008	14,732	14,181
Income before federal income taxes	5,952	5,027	4,058
FEDERAL INCOME TAXES	1,198	1,003	952
NET INCOME	$ 4,754	$ 4,024	$ 3,106
NET INCOME PER SHARE	$ 2.84	$ 2.38	$ 1.81

Consolidated Statements Of Operations (Parenthetical)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Operations [Abstract]
Weighted average number of shares outstanding	1,673,775	1,692,307	1,719,509

Consolidated Statements Of Stockholders' Equity (USD $) In Thousands, unless otherwise specified	Common Stock [Member]	Surplus [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Treasury Stock [Member]	Total
Balance at beginning of period at Dec. 31, 2008	$ 23,926	$ 179	$ 37,281	$ 471	$ (7,038)	$ 54,819
Comprehensive income:
Net income	0	0	3,106	0	0	3,106
Change in net unrealized gain, net of related income taxes	0	0	0	573	0	573
Total comprehensive income						3,679
Purchase of treasury shares	0	0	0	0	(171)	(171)
Cash dividends declared	0	0	(2,200)	0	0	(2,200)
Balance at end of period at Dec. 31, 2009	23,926	179	38,187	1,044	(7,209)	56,127
Comprehensive income:
Net income	0	0	4,024	0	0	4,024
Change in net unrealized gain, net of related income taxes	0	0	0	(537)	0	(537)
Total comprehensive income						3,487
Purchase of treasury shares	0	0	0	0	(940)	(940)
Cash dividends declared	0	0	(2,161)	0	0	(2,161)
Balance at end of period at Dec. 31, 2010	23,926	179	40,050	507	(8,149)	56,513
Comprehensive income:
Net income	0	0	4,754	0	0	4,754
Change in net unrealized gain, net of related income taxes	0	0	0	3,834	0	3,834
Total comprehensive income						8,588
Purchase of treasury shares	0	0	0	0	(76)	(76)
Cash dividends declared	0	0	(2,142)	0	0	(2,142)
Balance at end of period at Dec. 31, 2011	$ 23,926	$ 179	$ 42,662	$ 4,341	$ (8,225)	$ 62,883

Consolidated Statements Of Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Stockholders' Equity [Abstract]
Purchase of treasury shares	3,000	37,497	6,981
Cash dividends declared, per share	$ 1.28	$ 1.28	$ 1.28

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 4,754	$ 4,024	$ 3,106
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	823	846	975
Provision for loan losses	775	1,675	3,000
Deferred federal income taxes	(55)	(303)	(441)
Gain on sale of loans	(154)	(282)	(289)
Net loss on sale or write-down of other real estate owned	141	30	24
(Increase) in cash value of life insurance	(301)	(411)	(345)
Gain on life insurance proceeds	(204)	0	0
Net amortization of security premiums and discounts	2,356	1,196	314
Provision for deferred compensation	0	2	8
Gain on sale of securities	(149)	(11)	0
Write-down of securities	394	0	0
Gain on disposal of premises	0	0	(39)
Proceeds from sale of loans, net of originations	115	201	180
Decrease (increase) in accrued interest receivable	(444)	(123)	17
Decrease in other assets	(803)	(116)	(1,767)
Increase (decrease) in other liabilities	946	(345)	175
Net cash provided by operating activities	8,194	6,383	4,918
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from maturities of securities	36,342	24,093	23,036
Proceeds from sales of available-for-sale securities	4,005	1,996	0
Proceeds from sale of other real estate owned	1,125	1,738	82
Proceeds from disposal of premises and equipment	0	0	67
Purchases of available-for-sale securities	(121,643)	(62,573)	(59,523)
Proceeds from branch acquisition	83,496	0	0
Purchase of restricted stock	0	0	(115)
Net decrease in loans	10,000	29,145	20,953
Additions to premises and equipment	(544)	(515)	(621)
Net cash provided (used in) by investing activities	12,781	(6,116)	(16,121)
CASH FLOWS FROM FINANCING ACTIVITIES
Net increase in deposits	6,608	13,438	25,642
Increase (decrease) in federal funds purchased and securities sold under repurchase agreements	19,872	4,614	(976)
Borrowed funds:
Proceeds	6,000	0	2,000
Repayments	(13,000)	(10,000)	(6,000)
Cash dividends paid	(2,142)	(2,174)	(2,202)
Purchase of treasury stock	(76)	(940)	(171)
Payment of deferred compensation	0	(73)	(498)
Net cash provided by financing activities	17,262	4,865	17,795
NET INCREASE IN CASH AND CASH EQUIVALENTS	38,237	5,132	6,592
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	21,856	16,724	10,132
CASH AND CASH EQUIVALENTS AT END OF YEAR	60,093	21,856	16,724
SUPPLEMENTAL DISCLOSURES
Interest	3,572	6,314	7,094
Federal income taxes	1,210	1,641	1,400
Non-cash operating activities:
Change in deferred income taxes on net unrealized gain on available-for-sale securities	1,974	276	(296)
Non-cash investing activity:
Change in net unrealized gain on available-for-sale securities	5,809	813	869
Non-cash operating and investing activity:
Transfer of loans to other real estate owned	$ 1,700	$ 881	$ 2,142

Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Croghan Bancshares, Inc. (the "Corporation") was incorporated on September 27, 1983 in the State of Ohio. The Corporation is a bank holding company and has one wholly-owned subsidiary, The Croghan Colonial Bank (the "Bank"). The Corporation, through its subsidiary, operates in one industry segment, the commercial banking industry. The Bank, an Ohio chartered bank organized in 1888, has its main office in Fremont, Ohio and has branch offices located in Bellevue, Clyde, Custar, Fremont, Green Springs, Monroeville, Norwalk, Port Clinton, and Tiffin Ohio. The Bank's primary source of revenue is providing loans to clients primarily located in Sandusky County, Seneca County, Ottawa County, Wood County, and the northwest portion of Huron County, which includes Bellevue, Monroeville, and Norwalk. Such clients are predominantly small and middle-market businesses and individuals.

Significant accounting policies followed by the Corporation are presented below.

Use of Estimates in Preparing Financial Statements

In preparing consolidated financial statements in conformity with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the balance sheet and reported amounts of revenues and expenses during each reporting period. Actual results could differ from those estimates. The most significant estimates susceptible to significant change in the near term relate to the determination of the allowance for loan losses, valuation of goodwill, fair value of securities, and other financial instruments.

Principles of Consolidation

The consolidated financial statements include the accounts of the Corporation and its wholly-owned subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

The Bank established a trust department in 1990 and the assets held by the Bank in fiduciary or agency capacities for its clients are not included in the consolidated balance sheets as such items are not assets of the Bank.

Cash and Cash Equivalents

For purposes of the consolidated statements of cash flows, cash and cash equivalents include cash on hand, amounts due from banks, and federal funds sold which mature overnight or within four days.

Restrictions on Cash

The Bank was required to have $275,000 of non-interest bearing cash on hand or on deposit with the Federal Reserve Bank to meet regulatory reserve and clearing requirements at December 31, 2011 and 2010.

Securities

The Bank has designated substantially all securities as available-for-sale. The Bank had one security at December 31, 2010 designated as held-to-maturity, which was carried at amortized cost. Securities designated as available-for-sale are carried at fair value, with unrealized gains and losses, net of applicable income taxes, on such securities recognized as a separate component of stockholders' equity.

The cost of debt securities classified as held-to-maturity or available-for-sale is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization and accretion is included in interest income from securities, principally using the interest method over the terms of the securities. Declines in the fair value of securities below their cost that are deemed to be other than temporary ("OTTI") and are reflected in earnings as realized losses. Management evaluates securities for OTTI at least on a quarterly basis, and more frequently when economic or market conditions warrant such evaluation. Consideration is given to (1) the intent to sell the investment securities and the more likely than not requirement that the Corporation will be required to sell the investment securities prior to recovery, (2) the length of time and extent to which the fair value has been less than cost, and (3) the financial condition and near-term prospects of the issuer. Due to potential changes in conditions, it is at least reasonably possible that changes in management's assessment of OTTI will occur in the near term and that such changes could be material to the amounts reported in the Corporation's financial statements.

Restricted stock consists primarily of Federal Home Loan Bank of Cincinnati and Federal Reserve Bank of Cleveland stock. Such securities are carried at cost and evaluated for impairment on an annual basis.

Gains and losses on sales of securities are recorded on the trade date, using the specific identification method, and are included in non-interest income.

Loans

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off are stated at their outstanding principal balances, adjusted for charge-offs, the allowance for loan losses, and any deferred loan fees or costs on originated loans. Interest is accrued on the unpaid principal balance. Loan origination fees and certain direct origination costs are capitalized and recognized as an adjustment of the yield of the related loan.

The accrual of interest on real estate and commercial loans is discontinued at the time the loan is 90 days delinquent unless the credit is well-secured and in process of collection. Personal loans are typically charged-off no later than 120 days past due and credit card loans are typically charged-off no later than 180 days past due. All interest accrued but not collected for loans that are placed on nonaccrual or charged-off is reversed against interest income. The interest on nonaccrual loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Allowance for Loan Losses

The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to income. Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management's periodic review of the collectibility of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower's ability to repay, estimated value of any underlying collateral and prevailing economic conditions. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

The allowance consists of specific, general and secondary components. For loans that are classified as impaired, a specific reserve is established when the discounted cash flow (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan. The general component covers classified (i.e., substandard or special mention) loans which are not impaired, as well as non-classified loans and is generally based on historical loss experience adjusted for qualitative factors. The secondary component is maintained to cover economic and other external factors that could affect management's estimate of probable losses and considers the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating specific and general losses in the portfolio.

A loan is considered impaired when, based on current information and events, it is probable that the Bank will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower's prior payment record, and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan by loan basis for commercial and construction loans by either the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

Large groups of smaller balance homogeneous loans are collectively evaluated for impairment. Accordingly, the Bank does not separately identify individual consumer and residential mortgage loans for impairment disclosures.

Premises and Equipment

Premises and equipment is stated at cost, less accumulated depreciation. Upon the sale or disposition of the assets, the difference between the depreciated cost and proceeds is charged or credited to income. Depreciation is determined based on the estimated useful lives of the individual assets (typically 20 to 40 years for buildings and 3 to 10 years for equipment) and is computed primarily using the straight-line method.

Cash Surrender Value of Life Insurance

Cash surrender value of life insurance is carried at the cash value of the underlying policies. Income on the investments in the policies, net of insurance costs, is recorded as non-interest income.

Goodwill, Core Deposit Intangible, and Other Intangible Assets

Goodwill, resulting from the 1996 purchase of Union Bancshares Corp., the 2005 purchase of The Custar State Bank, and the 2011 purchase of four branches from The Home Savings and Loan Company of Youngstown, Ohio ("HSL") are tested for impairment at least annually to determine if an impairment loss has occurred. The core deposit intangible asset arising from the 2005 purchase of The Custar State Bank is being amortized over an eight-year period on a straight-line basis, and the core deposit intangible asset arising from the 2011 purchase of HSL branch acquisition is being amortized over a ten year sum of digits amortization schedule. Estimated future amortization of the core deposit intangible assets is as follows: 2012, $400,000; 2013, $272,000; 2014, $211,000; 2015, $159,000; 2016, $115,000; and $170,000 thereafter. The fair market value adjustment of the purchased CD deposits will be accreted on a straight-line basis over two years, and estimated future accretion of the fair market value adjustment is $551,000 in 2012 and $551,000 in 2013. The loan discount that resulted from the HSL acquisition will be accreted to income over a five year straight-line schedule with estimated income of $39,000 annually through 2016.

Other Real Estate Owned

Assets acquired through or in lieu of foreclosure are initially recorded at fair value, less estimated costs to sell, and any loan balance in excess of fair value is charged to the allowance for loan losses. Subsequent valuations are periodically performed and any further write-downs are included in other operating expenses, as are gains or losses upon sale and expenses related to maintenance of the properties.

Servicing

Mortgage servicing rights are recognized as an asset when acquired through sale of loans. Capitalized servicing rights are reported in other assets and amortized to expense in proportion to, and over the period of, the estimated future net servicing income of the underlying loans. Mortgage servicing rights are evaluated for impairment based upon the estimated fair value of the rights as compared to amortized cost. Fair value is determined based upon estimated discounted cash flows using market-based assumptions. Impairment is recognized through a valuation allowance to the extent that fair value is less than the capitalized amount.

Servicing fee income is recorded for fees earned for servicing loans and is included in other operating income, net of amortization of mortgage servicing rights.

Off-Balance Sheet Credit Related Financial Instruments

In the ordinary course of business, the Bank has entered into commitments to extend credit, including commitments under credit card arrangements, commercial letters of credit, and standby letters of credit. Such financial instruments are recorded when they are funded.

Transfers of Financial Assets

Transfers of financial assets are accounted for as sales, when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Bank, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Bank does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

The transfer of a participating interest in an entire financial asset must also meet the definition of a participating interest. A participating interest in a financial asset has all of the following characteristics: (1) from the date of transfer, it must represent a proportionate (pro rata) ownership interest in the financial asset, (2) from the date of transfer, all cash flows received, except any cash flows allocated as any compensation for servicing or other services performed, must be divided proportionately among participating interest holders in the amount equal to their share ownership, (3) the rights of each participating interest holder must have the same priority, and (4) no party has the right to pledge or exchange the entire financial asset unless all participating interest holders agree to do so.

Supplemental Retirement Benefits

Annual provisions are made for the estimated liability for accumulated supplemental retirement benefits under agreements with various officers and employees. These provisions are determined based on the terms of the agreements, as well as certain assumptions including estimated service periods and discount rates.

Advertising Costs

All advertising costs are expensed as incurred.

Federal Income Taxes

Deferred income taxes are provided on temporary differences between financial statement and income tax reporting. Temporary differences are differences between the amounts of assets and liabilities reported for financial statement purposes and their tax bases. Deferred tax assets are recognized for temporary differences that will be deductible in future years' tax returns and for operating loss and tax credit carryforwards. Deferred tax assets are reduced by a valuation allowance if it is deemed more likely than not that some or all of the deferred tax assets will not be realized. Deferred tax liabilities are recognized for temporary differences that will be taxable in future years' tax returns. Benefits from tax positions taken or expected to be taken in a tax return are not recognized if the likelihood that the tax position would be sustained upon examination by a taxing authority is considered to be 50% or less. Interest and penalties resulting from the filing of income tax returns is a component of income tax expenses.

The Bank is not currently subject to state and local income taxes.

Comprehensive Income

Accounting principles generally require that recognized revenue, expenses, gains and losses be included in net income. Although certain changes in assets and liabilities, such as unrealized gains and losses on available-for-sale securities, are reported as a separate component of the equity section of the balance sheet, such items, along with net income, are components of comprehensive income.

Per Share Data

Net income per share is computed based on the weighted average number of shares of common stock outstanding during each year. Dividends per share are based on the number of shares outstanding at the declaration date.

New Accounting Pronouncements And Regulatory Developments	12 Months Ended
Dec. 31, 2011
New Accounting Pronouncements And Regulatory Developments [Abstract]
New Accounting Pronouncements And Regulatory Developments

NOTE 2 – NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY DEVELOPMENTS

In January 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2010-06, Fair Value Measurements and Disclosures, which provides amendments to Accounting Standards Codification (ASC) 820-10. This standard enhanced information reported to users of the financial statements by providing additional disclosures about the fair value measurements. This standard was effective for the Corporation as of January 1, 2010; except for the purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. Those disclosures were effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The adoption of this ASU did not have an impact on the Corporation's financial position or results of operations.

In July 2010, the FASB issued ASU 2010-20, Disclosure about the Credit Quality of Financing Receivables and the Allowance for Credit Losses. The new guidance increased disclosures made about the credit quality of loans and the allowance for credit losses. The disclosures provide additional information about the nature of credit risk inherent in the Corporation's loans, how credit risk is analyzed and assessed, and the reasons for the change in the allowance for loan losses. The requirements were generally effective for the Corporation's year ended December 31, 2010 and the appropriate required disclosures were made in the consolidated financial statements. In January 2011, the FASB issued ASU 2011-01 delaying the effective date of the disclosures in ASU 2010-20 related to troubled debt restructuring until the second quarter of 2011 when FASB issued ASU 2011-02, A Creditors Determination of whether a Restructuring Is a Troubled Debt Restructuring. ASU 2011-02 provided clarification when a loan modification or restructuring is considered a troubled debt restructuring and required reconsideration based on the clarification for loan modifications and restructuring occurring after January 1, 2011. The adoption of ASU 2011-02 did not have a material impact on the Corporation's consolidated financial statements.

Branch Acquisition	12 Months Ended
Dec. 31, 2011
Branch Acquisition [Abstract]
Branch Acquisition

NOTE 3 - BRANCH ACQUISITION

On August 31, 2011, the Bank entered into an agreement to purchase four branch offices of The Home Savings and Loan ("HSL") Company of Youngstown, Ohio, located in Fremont, Clyde, and Tiffin, Ohio. Under the terms of the agreement, the Bank assumed all related deposits and purchased the related branch premises and certain loans. The transaction was completed on December 16, 2011, with assets acquired and deposits assumed being recorded at their estimated fair values as follows:

(Dollars in thousands)

Cash	$83,496
Loans	21,502
Bank premises and equipment	1,801
Goodwill	4,245
Core deposit intangible asset	1,269
Other assets	71

Total assets acquired	$112,384

Deposits assumed	$111,072
Other liability – payable to seller	1,312

Total liabilities assumed	$112,384

The payable to seller represents the changes in the amounts of certain assets acquired and liabilities assumed between the final settlement date and December 16, 2011, the actual closing (transfer) date. Under the terms of the agreement, a final closing statement was prepared within 30 days and returned on January 15, 2012, and the Bank will make final payment to the seller based on the final closing statement.

On December 16, 2011, the contractual balance of loans transferred was $21,697,000, and the contractual balance of deposits transferred was $109,970,000. Loans acquired include residential real estate and consumer loans secured by real estate and personal property that management determined to be risk graded as a pass rated loan as defined in Note 6.

The operating results of the acquired branches subsequent to the closing are included in the Corporation's consolidated financial statements. The core deposit intangible asset will be amortized on a sum of digits basis over a period of ten years, the CD market valuation will be amortized on a straight-line basis over a two year period, and the discounted loan market valuation will be accreted to income on a straight-line basis over a five year period.

Goodwill of $4,245,000 arose in the acquisition of the HSL branches because consideration paid effectively included amounts relating to the benefit of expected synergies, revenue growth, and future market development. These benefits are not recognized separately from goodwill because they do not meet the recognition requirement for identifiable intangible assets. All goodwill arising from this acquisition is expected to be deductible for tax purposes on a straight-line basis over a 15 year period.

The excess cash in the transaction was used to increase the Bank's investment portfolio and cash balances. Going forward, excess cash will be used in the form of continued investment growth and to fund anticipated loan growth.

Cash And Cash Equivalents	12 Months Ended
Dec. 31, 2011
Cash And Cash Equivalents [Abstract]
Cash And Cash Equivalents

NOTE 4 - CASH AND CASH EQUIVALENTS

Cash and cash equivalents as of December 31, 2011 and 2010 were as follows:

	2011	2010
	(Dollars in thousands)

Cash and due from banks	$21,787	$15,592
Interest-bearing deposits in other banks	38,306	6,264

Total	$60,093	$21,856

Securities	12 Months Ended
Dec. 31, 2011
Securities [Abstract]
Securities

NOTE 5 - SECURITIES

The amortized cost and fair value of securities as of December 31, 2011 and 2010 were as follows:

		2011	2010
	Amortized	Fair	Amortized	Fair
	cost	value	cost	value
		(Dollars in thousands)
Available-for-sale:
Obligations of U.S. Government
agencies and corporations	$135,929	$137,244	$81,845	$83,006
Obligations of states and
political subdivisions	82,426	87,688	57,316	56,923
Other	350	350	350	350
Total available-for-sale	218,705	225,282	139,511	140,279
Held-to-maturity – corporate debt obligation	-	-	500	505

Restricted stock	3,844	3,844	3,844	3,844

Total	$222,549	$229,126	$143,855	$144,628

A summary of gross unrealized gains and losses on securities at December 31, 2011 and 2010 follows:

		2011	2010
	Gross	Gross	Gross	Gross
	unrealized	unrealized	unrealized	unrealized
	gains	losses	gains	losses
		(Dollars in thousands)
Available-for-sale:
Obligations of U.S. Government
agencies and corporations	$2,142	$827	$1,558	$396
Obligations of states and
political subdivisions	5,264	2	725	1,119
Total available-for-sale	7,406	829	2,283	1,515
Held-to-maturity – corporate debt obligation	-	-	5	-

Total	$7,406	$829	$2,288	$1,515

The amortized cost and fair value of securities at December 31, 2011, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Available-for-sale

	Amortized	Fair
	cost	value
	(Dollars in thousands)

Due in one year or less	$5,137	$5,178
Due after one year through five years	17,064	17,893
Due after five years through ten years	39,430	42,558
Due after ten years	156,724	159,303
Other equity security having no
maturity date	350	350

Total	$218,705	$225,282

Securities with a carrying value of $79,092,006 at December 31, 2011 and $99,389,000 at December 31, 2010 were pledged to secure public deposits and for other purposes as required or permitted by law.

Restricted stock primarily consists of investments in Federal Home Loan Bank of Cincinnati and Federal Reserve Bank of Cleveland stock. The Bank's investment in Federal Home Loan Bank of Cincinnati stock amounted to $2,551,000 at December 31, 2011 and 2010. The Bank's investment in Federal Reserve Bank of Cleveland stock amounted to $1,118,000 at December 31, 2011 and 2010.

Gross gains realized from sales of securities available-for-sale amounted to $149,000 in 2011 and $11,000 in 2010, with the income tax provision applicable to such gains amounting to $51,000 and $4,000, respectively. There was no loss on sale of securities in 2011 or 2010. There were no gross gains or losses realized from sales of securities available-for-sale for 2009.

The following presents gross unrealized losses and fair value of securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2011 and 2010:

	Securities in a continuous unrealized loss position

	Less than		12 months
	12 months		or more		Total

	Unrealized	Fair	Unrealized	Fair	Unrealized	Fair
	losses	value	losses	value	losses	value
			(Dollars in thousands)
2011
Obligations of U.S.
Government agencies
and corporations	$510	$42,773	$317	$9,223	$827	$51,996
Obligations of states and
political subdivisions	2	515	-	-	2	515

Total temporarily
impaired securities	$512	$43,288	$317	$9,223	$829	$52,511

2010
Obligations of U.S.
Government agencies
and corporations	$351	$24,777	$45	$3,116	$396	$27,893
Obligations of states and
political subdivisions	1,119	27,145	-	-	1,119	27,145

Total temporarily
impaired securities	$1,470	$51,922	$45	$3,116	$1,515	$55,038

At December 31, 2011, there were 38 securities in an unrealized loss position, with eight being in a continuous unrealized loss position for twelve months or more. When evaluating these securities for impairment, management considers the issuer's financial condition, whether the securities are issued by federally-sponsored government agencies or political subdivisions, whether downgrades by the bond rating agencies have occurred, industry analyst reports, and volatility in the bond market. Management has concluded that the unrealized losses as of December 31, 2011 were primarily the result of customary and expected fluctuations in the bond market related to changes in interest rates. As management has the ability and intent to hold debt securities until recovery and meets the more likely than not requirement regarding the ability to hold securities for a period of time sufficient to allow for any anticipated recovery in fair value for securities classified as available-for-sale, all security impairments as of December 31, 2011 are considered temporary.

In 2011, the Bank had write downs from an OTTI security of $394,000. This was the result of one municipal security that the Bank continues to monitor.

Loans	12 Months Ended
Dec. 31, 2011
Loans [Abstract]
Loans

NOTE 6 - LOANS

Loans at December 31, 2011 and 2010 consisted of the following:

	2011	2010
	(Dollars in thousands)

Commercial, financial, and agricultural	$28,963	$21,576
Real estate:
Residential	127,450	114,268
Non-residential	126,415	140,103
Construction	5,237	4,084
Consumer	11,203	10,676
Credit card	2,697	2,598

Total	$301,965	$293,305

Fixed-rate loans amounted to $109,344,000 at December 31, 2011 and $97,789,000 at December 31, 2010.

The following presents the balances in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2011 and 2010:

			Non	-
		Residential residential Construction
		real		real	real		Credit
	Commercial	estate		estate	estate	Consumer	card	Total
2011		(Dollars in thousands)

Allowance for loan losses:
Ending allowance balance
attributable to loans:
Individually
evaluated for
impairment	$-	$496		$646	$53	$-	$-	$1,195
Collectively
evaluated for
impairment	615	1,409		1,280	126	84	69	3,583

Total	$615	$1,905		$1,926	$179	$84	$69	$4,778

Loans:
Loans individually
evaluated for
impairment	$685	$2,912		$11,220	$1,059	$-	$-	$15,876
Loans collectively
evaluated for
impairment	28,278	124,538		115,195	4,178	11,203	2,697	286,089

Total	$28,963	$127,450		$126,415	$5,237	$11,203	$2,697	$301,965

			Non	-
		Residential residential Construction
		real		real	real		Credit
	Commercial	estate		estate	estate	Consumer	card	Total
2010		(Dollars in thousands)

Allowance for loan losses:
Ending allowance balance
attributable to loans:
Individually
evaluated for
impairment	$39	$338		$377	$210	$-	$-	$964
Collectively
evaluated for
impairment	503	1,519		1,672	137	85	75	3,991

Total	$542	$1,857		$2,049	$347	$85	$75	$4,955

Loans:
Loans individually
evaluated for
impairment	$238	$2,108		$12,030	$1,665	$-	$-	$16,041
Loans collectively
evaluated for
impairment	21,338	112,160		128,073	2,419	10,676	2,598	277,264

Total	$21,576	$114,268		$140,103	$4,084	$10,676	$2,598	$293,305

The following represents loans individually evaluated for impairment by class of loans as of December 31, 2011 and 2010:

		2011			2010
			Allowance			Allowance
			for			for
	Unpaid		loan	Unpaid		loan
	principal	Recorded	losses	principal	Recorded	losses
	balance	investment	allocated	balance	investment	allocated
			(Dollars in thousands)
With no related allowance recorded:
Agricultural loans	$-	$-	$-	$-	$-	$-
Commercial loans	630	630	-	116	116	-
Commercial overdraft LOC	55	55	-	-	-	-
Commercial non-profit/political
subdivisions	-	-	-	-	-	-
Open-end home equity	19	19	-	24	24	-
1 – 4 family real estate
(1st mortgages)	873	863	-	407	397	-
1 – 4 family real estate
(Jr. mortgages)	77	77	-	-	-	-
Multifamily real estate	-	-	-	-	-	-
Farm real estate	-	-	-	-	-	-
Non-farm/non-residential
real estate	8,246	8,246	-	9,215	9,149	-
Construction real estate	-	-	-	-	-	-
Consumer loans – vehicle	-	-	-	-	-	-
Consumer overdraft LOC	-	-	-	-	-	-
Consumer loans:
Mobile home	-	-	-	-	-	-
Home improvement	-	-	-	-	-	-
Other	-	-	-	-	-	-
MasterCard/VISA	-	-	-	-	-	-
With an allowance recorded:
Agricultural loans	-	-	-	-	-	-
Commercial loans	-	-	-	58	58	9
Commercial overdraft LOC	-	-	-	64	64	30
Commercial non-profit/political
subdivisions	-	-	-	-	-	-
Open-end home equity	-	-	-	48	17	6
1 – 4 family real estate
(1st mortgages)	2,097	1,818	433	1,683	1,548	300
1 – 4 family real estate
(Jr. mortgages)	135	135	63	122	122	32
Multifamily real estate	-	-	-	-	-	-
Farm real estate	-	-	-	-	-	-
Non-farm/non-residential
real estate	3,395	2,974	646	3,484	2,881	377
Construction real estate	1,059	1,059	53	1,845	1,665	210
Consumer loans – vehicle	-	-	-	-	-	-
Consumer overdraft LOC	-	-	-	-	-	-
Consumer loans:
Mobile home	-	-	-	-	-	-
Home Improvement	-	-	-	-	-	-
Other	-	-	-	-	-	-
MasterCard/VISA	-	-	-	-	-	-

Total	$16,586	$15,876	$1,195	$17,066	$16,041	$964

Croghan categorizes loans into risk categories based on relevant information about the ability of the borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. The Bank uses the following definitions for risk ratings:

  Special Mention – Loans classified special mention possess some credit deficiency or potential weakness that deserves close attention, but do not yet warrant substandard classification. Such loans pose unwarranted financial risk that, if not corrected, could weaken the loan and increase risk of losses in the future.
  Substandard – Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans classified as substandard have well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are categorized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.
  Doubtful – Loans classified as doubtful have all of the weaknesses of those classified as substandard. Additionally, however, these weaknesses make collection or liquidation in full based on existing conditions improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass rated loans. The following presents loans as of December 31, 2011 and 2010 that are collectively evaluated for impairment and are considered not impaired. Investments in each category found below do not include loans that are deemed impaired and analyzed individually for impairment which were presented previously:

		Special	Sub	-		Not
	Pass	mention		standard	Doubtful	rated
2011		(Dollars in thousands)

Agricultural loans	$3,207	$-		$-	$-	$-
Commercial loans	23,596	192		10	-	-
Commercial overdraft LOC	-	-		-	-	353
Commercial non-profit/political subdivisions	920	-		-	-	-
Open-end home equity	26,879	449		268	-	-
1 – 4 family real estate (1st mortgages)	83,743	1,233		2,250	-	-
1 – 4 family real estate (Jr. mortgages)	9,416	-		300	-	-
Multifamily real estate	5,973	-		2,856	-	-
Farm real estate	8,645	47		-	-	-
Non-farm/non-residential real estate	80,391	12,279		5,004	-	-
Construction real estate	3,220	-		958	-	-
Consumer loans – vehicle	3,408	3		5	-	-
Consumer overdraft LOC	-	-		-	-	236
Consumer loans:
Mobile home	706	18		-	-	-
Home improvement	194	-		-	-	-
Other	6,577	36		20	-	-
MasterCard/VISA	-	-		-	-	2,697

Total	$256,875	$14,257		$11,671	$-	$3,286

		Special	Sub	-		Not
	Pass	mention		standard	Doubtful	rated
2010		(Dollars in thousands)

Agricultural loans	$2,366	$-		$-	$-	$-
Commercial loans	17,407	143		249	-	-
Commercial overdraft LOC	-	-		-	-	268
Commercial non-profit/political subdivisions	906	-		-	-	-
Open-end home equity	22,301	165		229	-	-
1 – 4 family real estate (1st mortgages)	78,982	2,700		3,399	-	-
1 – 4 family real estate (Jr. mortgages)	4,103	61		219	-	-
Multifamily real estate	9,771	-		2,994	-	-
Farm real estate	8,579	64		79	-	-
Non-farm/non-residential real estate	94,428	4,218		7,941	-	-
Construction real estate	1,221	224		973	-	-
Consumer loans – vehicle	2,414	13		9	-	-
Consumer overdraft LOC	-	-		-	-	172
Consumer loans:
Mobile home	706	7		-	-	-
Home improvement	103	-		-	-	-
Other	7,160	43		49	-	-
MasterCard/VISA	-	-		-	-	2,598

Total	$250,447	$7,638		$16,141	$-	$3,038

The Bank's investment in impaired loans, including troubled debt restructurings, amounted to $9,498,000 at December 31, 2011 and $8,792,000 at December 31, 2010. The following is provided with respect to impaired loans:

	2011	2010	2009
		(Dollars in thousands)
Average investment in impaired loans	$9,425	$6,392	$7,396
Interest income recognized on impaired loans	$281	$345	$237
Interest income recognized on a cash basis
on impaired loans	$33	$36	$33

The following presents the recorded investment by class of loans which are not on nonaccrual and have collectively been evaluated for impairment as of December 31, 2011 and 2010.

	30	– 89	90	+
	days		days		Total	Not
	past due		past due		past due	past due	Total
2011			(Dollars in thousands)

Agricultural loans	$-		$-		$-	$3,207	$3,207
Commercial loans	16		-		16	23,782	23,798
Commercial overdraft LOC	-		-		-	353	353
Commercial non-profit/political subdivisions	-		-		-	920	920
Open-end home equity	213		91		304	27,293	27,597
1 – 4 family real estate (1st mortgages)	2,046		566		2,612	84,614	87,226
1 – 4 family real estate (Jr. mortgages)	48		9		57	9,658	9,715
Multifamily real estate	-		-		-	8,829	8,829
Farm real estate	38		-		38	8,655	8,693
Non-farm/non-residential real estate	616		-		616	97,057	97,673
Construction real estate	-		-		-	4,178	4,178
Consumer loans – vehicle	6		-		6	3,410	3,416
Consumer overdraft LOC	9		-		9	227	236
Consumer loans:
Mobile home	18		-		18	706	724
Home Improvement	-		-		-	194	194
Other	41		-		41	6,592	6,633
MasterCard/VISA	30		6		36	2,661	2,697

Total	$3,081		$672		$3,753	$282,336	$286,089

2010

Agricultural loans	$-		$-		$-	$2,366	$2,366
Commercial loans	28		-		28	17,772	17,800
Commercial overdraft LOC	-		-		-	268	268
Commercial non-profit/political subdivisions	-		-		-	906	906
Open-end home equity	184		27		211	22,484	22,695
1 – 4 family real estate (1st mortgages)	1,823		520		2,343	82,738	85,081
1 – 4 family real estate (Jr. mortgages)	57		31		88	4,295	4,383
Multifamily real estate	-		-		-	12,764	12,764
Farm real estate	64		-		64	8,658	8,722
Non-farm/non-residential real estate	253		-		253	106,333	106,586
Construction real estate	-		-		-	2,419	2,419
Consumer loans – vehicle	27		-		27	2,409	2,436
Consumer overdraft LOC	1		3		4	168	172
Consumer loans:
Mobile home	5		-		5	708	713
Home improvement	-		-		-	103	103
Other	63		1		64	7,188	7,252
MasterCard/VISA	-		4		4	2,594	2,598

Total	$2,505		$586		$3,091	$274,173	$277,264

Loans on nonaccrual of interest amounted to $4,671,000 at December 31, 2011 and $4,127,000 at December 31, 2010. Loans 90 days or more past due and still accruing interest amounted to $672,000 at December 31, 2011 and $586,000 at December 31, 2010. Total troubled debt restructurings amounted to $4,827,000 at December 31, 2011 and $4,665,000 at December 31, 2010.

The following presents the recorded investment in loans past due and over 90 days still on accrual, nonaccrual, and troubled debt restructuring by class of loans as of December 31, 2011 and 2010:

			Total
	Loans past due		troubled
	90+ days		debt
	still accruing	Nonaccrual	restructurings
2011	(Dollars in thousands)

Agricultural loans	$-	$-	$-
Commercial loans	-	88	54
Commercial overdraft LOC	-	-
Commercial non-profit/political subdivisions	-	-	-
Open-end home equity	91	19	-
1 – 4 family real estate (1st mortgages)	566	2,338	413
1 – 4 family real estate (Jr. mortgages)	9	113	99
Multifamily real estate	-	-	-
Farm real estate	-	-	-
Non-farm/non-residential real estate	-	1,054	3,569
Construction real estate	-	1,059	692
Consumer loans – vehicle	-	-	-
Consumer overdraft LOC	-	-	-
Consumer loans:
Mobile home	-	-	-
Home improvement	-	-	-
Other	-	-	-
MasterCard/VISA	6	-	-

Total	$672	$4,671	$4,827

			Total
	Loans past due		troubled
	90+ days		debt
	still accruing	Nonaccrual	restructurings
2010	(Dollars in thousands)

Agricultural loans	$-	$-	$-
Commercial loans	-	-	58
Commercial overdraft LOC	-	-	71
Commercial non-profit/political subdivisions	-	-	-
Open-end home equity	27	20	-
1 – 4 family real estate (1st mortgages)	520	1,800	267
1 – 4 family real estate (Jr. mortgages)	31	-	-
Multifamily real estate	-	-	-
Farm real estate	-	-	-
Non-farm/non-residential real estate	-	1,832	3,079
Construction real estate	-	475	1,190
Consumer loans – vehicle	-	-	-
Consumer overdraft LOC	3	-	-
Consumer loans – mobile home	-	-	-
Consumer loans – home improvement	-	-	-
Consumer loans – other	1	-	-
MasterCard/VISA	4	-	-

Total	$586	$4,127	$4,665

The following presents the recorded investment in troubled debt restructured ("TDR") loans by class of loans which occurred during the year ended December 31, 2011:

Allowance
for
	Number		loan
	of	Recorded	losses
	contracts	investment	allocated
(Dollars in thousands)

Agricultural loans	-	$-	$-
Commercial loans	1	54	-
Commercial overdraft LOC	-	-	-
Commercial non-profit/political subdivisions	-	-	-
Open-end home equity	-	-	-
1 – 4 family real estate (1st mortgages)	3	184	77
1 – 4 family real estate (Jr. mortgages)	-	-	-
Multifamily real estate	4	607	228
Farm real estate	-	-	-
Non-farm/non-residential real estate	-	-	-
Construction real estate	-	-	-
Consumer loans – vehicle	-	-	-
Consumer overdraft LOC	-	-	-
Consumer loans – mobile home	-	-	-
Consumer loans – home improvement	-	-	-
Consumer loans – other	-	-	-
MasterCard/VISA	-	-	-

Total	8	$845	$305

During the year ended December 31, 2011, there was a recorded investment of restructured loans totaling $845,000, that had an Allowance for Loan Losses allocated in the amount of $305,000, including $228,000 in the non-residential real estate category and $77,000 in the residential real estate category.

Within the TDR portfolio, four of the loan modifications resulted in principal reductions. Three of the multifamily real estate loans, to the same borrower, had a restructured rate. The other multifamily real estate loan has been placed in OREO.

Impaired loans had a related allowance for loan losses of $1,195,000 at December 31, 2011 and $964,000 at December 31, 2010. The following is a summary of the activity in the allowance for loan losses of impaired loans, which is part of the Bank's overall allowance for loan losses summarized in Note 7, for the years ended December 31, 2011, 2010, and 2009:

	2011	2010	2009
	(Dollars in thousands)

Balance at beginning of year	$964	$249	$114
Provision charged to operations	1,249	1,388	1,172
Loans charged-off	(1,018)	(673)	(1,037)

Balance at end of year	$1,195	$964	$249

No additional funds are committed to be advanced in connection with impaired loans.

Certain directors and executive officers, including their immediate families and companies in which they are principal owners, are loan clients of the Bank. Such loans are made in the ordinary course of business in accordance with the Bank's normal lending policies, including the interest rate charged and collateralization, and do not represent more than a normal collection risk. Such loans amounted to $860,000 and $756,000 at December 31, 2011 and 2010, respectively.

The following is a summary of activity during 2011, 2010, and 2009, with loan renewals included in additions and repayments:

	Balance at			Balance
	beginning	Additions	Repayments	at end
		(Dollars in thousands)
2011	$756	$398	$294	$860
2010	$1,108	$350	$702	$756
2009	$1,101	$237	$230	$1,108

Most of the Bank's lending activity is with clients primarily located within Sandusky County, Ottawa County, Wood County, the Village of Green Springs, and a portion of Huron County. Credit concentrations, as determined using the North American Industry Classification System, that exceeded 5% of total loans at December 31, 2011 and 2010 included $14,589,000 and $11,585,000, respectively, to borrowers in the construction industry; $19,916,000 and $19,713,000, respectively, to borrowers in the accommodation and food service industry; and $20,715,000 and $24,412,000, respectively, to borrowers in the manufacturing industry.

The construction industry concentration includes loans to residential and commercial contractors who construct or install roads, sewers, bridges, homes, hotels, motels, apartment or commercial buildings, electrical and plumbing infrastructure, and air comfort systems. These loans are generally secured by real property, equipment, and receivables. Repayment is expected from cash flow from providing such services. The accommodation and food service industry concentration includes loans for the construction, purchase, and operation of hotels, restaurants, lounges, and campgrounds. These loans are generally secured by real property and equipment. Repayment is expected from cash flow from providing accommodations and food service to tourists, primarily visiting the Lake Erie region. The manufacturing industry concentration includes loans to local manufacturers who produce goods for a wide variety of industries, including chemical, automotive, and food processing. These loans are generally secured by real property, equipment, and receivables. Repayment is expected from cash flows generated from these operations.

Credit losses arising from the Bank's lending experience in these industries compare favorably with the Bank's loss experience on its loan portfolio as a whole. Credit evaluation of construction industry and accommodation and food service industry lending is based on an evaluation of cash flow coverage of principal and interest payments and the adequacy of collateral received.

Allowance For Loan Losses	12 Months Ended
Dec. 31, 2011
Allowance For Loan Losses [Abstract]
Allowance For Loan Losses

NOTE 7 - ALLOWANCE FOR LOAN LOSSES

The following represents a summary of the activity in the allowance for loan losses for the years ended December 31, 2011, 2010, and 2009:

	2011	2010	2009
	(Dollars in thousands)

Balance at beginning of year	$4,955	$4,433	$3,287
Provision charged to operations	775	1,675	3,000
Loans charged-off	(1,786)	(1,309)	(2,021)
Recoveries of loans charged-off	834	156	167

Balance at end of year	$4,778	$4,955	$4,433

The following presents the balances and activity in the allowance for loan losses by portfolio segment for the period ended December 31, 2011:

			Non	-
		Residential		residential Construction
		real		real	real		Credit
	Commercial	estate		estate	estate	Consumer	card	Total
				(Dollars in thousands)

Balance at December 31, 2010	$542	$1,857		$2,049	$347	$85	$75	$4,955
Provision charged to expense	(74)	720		256	(168)	14	27	775
Losses charged off	(56)	(746)		(903)	-	(38)	(43)	(1,786)
Recoveries	203	74		524	-	23	10	834

Balance at December 31, 2011	$615	$1,905		$1,926	$179	$84	$69	$4,778

Premises And Equipment	12 Months Ended
Dec. 31, 2011
Premises And Equipment [Abstract]
Premises And Equipment

NOTE 8 - PREMISES AND EQUIPMENT

The following is a summary of premises and equipment at December 31, 2011 and 2010:

	2011	2010
	(Dollars in thousands)

Land and improvements	$1,934	$1,374
Buildings	11,775	10,565
Equipment	6,843	6,769

	20,552	18,708
Less accumulated depreciation	12,337	12,095

Premises and equipment, net	$8,215	$6,613

Depreciation of premises and equipment amounted to $743,000 in 2011, $764,000 in 2010, and $911,000 in 2009.

Mortgage Servicing Rights	12 Months Ended
Dec. 31, 2011
Mortgage Servicing Rights [Abstract]
Mortgage Servicing Rights

NOTE 9 – MORTGAGE SERVICING RIGHTS

The Bank sells substantially all qualified fixed-rate residential real estate loans which it originates. In 2011, the Bank sold approximately $4,521,000 of loans resulting in net gains of $154,000, including $39,000 of gains resulting from capitalized mortgage servicing rights. In 2010, the Bank sold approximately $10,813,000 of loans resulting in net gains of $282,000, including $109,000 of gains resulting from capitalized mortgage servicing rights. At December 31, 2011 and 2010, the unpaid principal balances of mortgage loans serviced for others, approximating $24,001,000 and $22,465,000 respectively, are not included in the accompanying consolidated balance sheets. Amortization of mortgage servicing rights amounted to $117,000 in 2011 and $73,000 in 2010, and is reported as a reduction of other operating income. Mortgage servicing rights are included in other assets in the consolidated balance sheet and amounted to $141,000 and $161,000 at December 31, 2011 and 2010, respectively.

Deposits	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Deposits

NOTE 10 – DEPOSITS

Time deposits at December 31, 2011 and 2010 included individual deposits of $100,000 and over amounting to $53,787,000 and $40,649,000, respectively. Interest expense on time deposits of $100,000 or more amounted to $601,000 in 2011, $887,000 in 2010, and $1,340,000 in 2009.

At December 31, 2011, the scheduled maturities of time deposits were as follows (dollars in thousands):

2012	$110,366
2013	29,797
2014	12,146
2015	20,829
2016	15,814
Thereafter	4,647

Total	$193,599

Borrowed Funds	12 Months Ended
Dec. 31, 2011
Borrowed Funds [Abstract]
Borrowed Funds

NOTE 11 - BORROWED FUNDS

At December 31, 2011 and 2010, borrowed funds consisted of:

	2011	2010
	(Dollars in thousands)
Federal Home Loan Bank:
Secured note, with interest at 4.32%, due February 2011	$-	$3,000
Secured note, with interest at 2.88%, due April 2011	-	5,000
Secured note, with interest at 3.87%, due September 2011	-	5,000
Secured note, with interest at 4.86%, due December 2012	2,500	2,500
Secured note, with interest at 2.74%, due December 2013	5,000	5,000
Secured note, with interest at 4.45%, due February 2017	5,000	5,000

	12,500	25,500
Great Lakes Bankers Bank ("GLBB") – secured note with principal and interest payable quarterly with interest at 4.5% based on the greater of Prime Rate or 4.5% floor rate.
The loan scheduled maturity is 2015.	6,000	-

Total	$18,500	$25,500

Scheduled maturities of borrowed funds, at December 31, 2011 were as follows (dollars in thousands):

2012	$3,595
2013	6,145
2014	1,198
2015	1,252
2016	1,310
2017	5,000

Total	$18,500

The Federal Home Loan Bank notes require monthly interest payments and are secured by stock in the Federal Home Loan Bank of Cincinnati and eligible mortgage loans totaling $204,836,000 at December 31, 2011.

The GLBB loan agreement requires the Corporation to meet specific ratios of asset quality, liquidity, and earnings.

At December 31, 2011, the Bank has available borrowings of $78,357,000 under its line of credit with the Federal Home Loan Bank. In addition, the Bank had $17,000,000 of short-term borrowing availability at December 31, 2011, under lines of credit with two correspondent banks.

Securities Sold Under Repurchase Agreements	12 Months Ended
Dec. 31, 2011
Securities Sold Under Repurchase Agreements [Abstract]
Securities Sold Under Repurchase Agreements

NOTE 12 - SECURITIES SOLD UNDER REPURCHASE AGREEMENTS

Securities sold under repurchase agreements, which are classified as secured borrowings, generally mature within one to four days from the transaction date. Securities sold under repurchase agreements are reflected at the amount of cash received in connection with the transactions. The Bank may be required to provide additional collateral based on the fair value of the underlying securities.

Other Comprehensive Income	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income [Abstract]
Other Comprehensive Income

NOTE 13 - OTHER COMPREHENSIVE INCOME

The changes in the components of other comprehensive income and related tax effects were as follows for the years ended December 31, 2011, 2010, and 2009:

	2011	2010	2009
		(Dollars in thousands)
Unrealized gains (losses) on available-for-sale securities	$5,958	$(802)	$869
Reclassification adjustments for securities gains
included in income	(149)	(11)	-
Net unrealized gains (losses)	5,809	(813)	869
Tax effect	1,975	(276)	296
Net-of-tax amount	$3,834	$(537)	$573

Other Operating Expenses	12 Months Ended
Dec. 31, 2011
Other Operating Expenses [Abstract]
Other Operating Expenses

NOTE 14 - OTHER OPERATING EXPENSES

The following is a summary of other operating expenses for the years ended December 31, 2011, 2010, and 2009:

	2011	2010	2009
		(Dollars in thousands)

Equipment and vehicle	$1,096	$1,067	$1,195
Professional and examination	838	687	711
FDIC premium assessments	372	528	669
Postage, stationery, and supplies	483	481	542
State franchise and other taxes	512	516	516
Advertising and marketing	217	190	192
Third party computer processing	223	278	275
MasterCard franchise and processing	125	134	152
Other	1,849	1,684	1,464

Total	$5,715	$5,565	$5,716

Federal Income Taxes	12 Months Ended
Dec. 31, 2011
Federal Income Taxes [Abstract]
Federal Income Taxes

NOTE 15 - FEDERAL INCOME TAXES

The provision for federal income taxes consisted of the following for 2011, 2010, and 2009:

	2011	2010	2009
	(Dollars in thousands)

Current	$1,253	$1,306	$1,393
Deferred	(55)	(303)	(441)

Total	$1,198	$1,003	$952

The income tax provision attributable to income from operations differs from the amounts computed by applying the U.S. federal income tax rate of 34% to income before federal income taxes as a result of the following:

	2011	2010	2009
	(Dollars in thousands)

Expected tax using statutory tax rate of 34%	$2,023	$1,709	$1,380
Increase (decrease) in tax resulting from:
Tax-exempt income on state and municipal
securities and political subdivision loans	(781)	(595)	(364)
Interest expense associated with carrying certain
state and municipal securities and political
subdivision loans	32	35	27
Increase in cash value of life insurance policies	(102)	(131)	(117)
Other, net	26	(15)	26

Total	$1,198	$1,003	$952

The deferred federal income tax credit of $55,000 in 2011, $303,000 in 2010, and $441,000 in 2009, resulted from the tax effects of temporary differences. There was no impact for changes in tax laws and rates or changes in the valuation allowance for deferred tax assets.

The tax effects of temporary differences that give rise to significant portions of the deferred tax liabilities and deferred tax assets at December 31, 2011 and 2010 are presented below:

	2011	2010
	(Dollars in thousands)
Deferred tax assets:
Allowance for loan losses	$1,246	$1,264
Accrued expenses and other	501	542

Total deferred tax assets	1,747	1,806

Deferred tax liabilities:
Unrealized gain on securities available-for-sale	2,236	261
Purchase accounting basis difference	149	192
Depreciation of premises and equipment	148	135
Federal Home Loan Bank stock dividends	455	455
Direct financing leases	102	214
Deferred loan costs and other	145	158

Total deferred tax liabilities	3,235	1,415

Net deferred tax assets (liabilities)	$(1,488)	$391

The net deferred tax assets (liabilities) at December 31, 2011 and 2010 are included in other assets (liabilities) in the consolidated balance sheets.

Management believes it is more likely than not that the benefit of deferred tax assets will be realized. Consequently, no valuation allowance for deferred tax assets is deemed necessary as of December 31, 2011 and 2010.

In management's determination, the Corporation has no tax positions for which it deems reasonably possible that the total amounts of the unrecognized tax benefit will significantly increase or decrease within the 12 months subsequent to December 31, 2011 and 2010. The tax years that remain open and subject to examination as of December 31, 2011 are years 2008 – 2010 for Federal and the State of Ohio.

Employee Benefits	12 Months Ended
Dec. 31, 2011
Employee Benefits [Abstract]
Employee Benefits

NOTE 16 - EMPLOYEE BENEFITS

The Bank sponsors The Croghan Colonial Bank 401(k) Profit Sharing Plan, a defined contribution plan which provides for both profit sharing and employer matching contributions. The Plan permits the investing in the Corporation's stock subject to various limitations. The Bank's profit sharing and matching contributions to the 401(k) profit sharing plan for the years ended December 31, 2011, 2010, and 2009 amounted to $372,000, $345,000, and $353,000, respectively. As of December 31, 2011, the Plan held 28,167 shares of the Corporation's common stock.

The Bank has entered into various split-dollar life insurance arrangements, including agreements with certain officers and employees of the Bank to provide for supplemental retirement benefits. All split-dollar policies required the payment of single premiums. The cash value of all split-dollar policies amounted to $10,766,000 and $11,357,000 at December 31, 2011 and 2010, respectively.

In connection with the agreements, the Bank provided an estimated liability for accumulated supplemental retirement benefits of $199,000 at December 31, 2011 and $183,000 at December 31, 2010, which is included in other liabilities in the accompanying consolidated balance sheets. During the fourth quarter of 2008, these agreements were amended for certain former and current executive officers. Under the terms of the amended agreements, these individuals have agreed to accept specified accelerated payments based on a discount rate of 6.0%. The Bank made payments in January 2009 of $498,000 and in January 2010 of $72,000 under the amended agreements.

The Bank recognized a provision for deferred compensation of $16,000 in 2011, $2,000 in 2010, and $8,000 in 2009.

No other postretirement or postemployment benefits are offered to retirees or employees.

The Corporation established a Stock Option and Incentive Plan (the "Plan") in 2002, which permits the Corporation to award stock options and/or stock appreciation rights to directors and managerial and other key employees of the Corporation. The awards may be in the form of stock options and/or stock appreciation rights. The Plan provides for the issuance of up to 190,951 shares.

		Outstanding Stock Options			Exercisable Stock Options

		Weighted	Weighted		Weighted	Weighed
Exercise		Average	Average		Average	Average
Price		Exercise	Contractual		Exercise	Contractual
Range	Number	Price	Life (years)	Number	Price	Life (years)

$24.99	28,869	$ 24.99	8	-	N/A	N/A

The Corporation issued 28,869 stock options during the year ended December 31, 2011. The following summarizes stock option activity for 2011:

Outstanding, January 1, 2011	$-
Granted	28,869
Exercised	-

Outstanding, December 31, 2011	$28,869

Exercisable, December 31, 2011	$-

The fair value of options granted is estimated at the date of grant using the Black Scholes option pricing model. The following shows the weighted-average fair value options granted and the assumptions used in calculating that value for the years indicated:

Weighted-average fair value of options granted	$3.62
Average dividend yield	5.0%
Expected volatility	25.0%
Risk-free interest rate	2.85%
Expected term (in years)	8

Compensation expense related to options granted in 2011 is included in salaries and wages in the consolidated statements of income for the year ended December 31, 2011 and amounted to $33,000. Compensation expense is recognized over the three year vesting period of the options. As of December 31, 2011, there is $67,000 of unrecognized compensation expense expected to be recognized over the vesting period.

Financial Instruments With Off-Balance Sheet Risk	12 Months Ended
Dec. 31, 2011
Financial Instruments With Off-Balance Sheet Risk [Abstract]
Financial Instruments With Off-Balance Sheet Risk

NOTE 17 - FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

The Bank is a party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its clients. These financial instruments are primarily loan commitments to extend credit and letters of credit. These instruments involve, to varying degrees, elements of credit risk in excess of the amounts recognized in the consolidated balance sheets. The contract amount of these instruments reflects the extent of involvement the Bank has in these financial instruments.

The Bank's exposure to credit loss in the event of the nonperformance by the other party to the financial instruments for loan commitments to extend credit and letters of credit is represented by the contractual amounts of these instruments. The Bank uses the same credit policies in making loan commitments as it does for on-balance sheet loans.

The following financial instruments whose contract amount represents credit risk were outstanding at December 31, 2011 and 2010:

	Contract amount

	2011	2010
	(Dollars in thousands)
Commitments to extend credit, including commitments to grant
loans and unfunded commitments under lines of credit	$75,274	$71,990

Standby letters of credit	$1,519	$1,334

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amount does not necessarily represent future cash requirements. The Bank evaluates each customer's credit worthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary upon extension of credit, is based on management's credit evaluation of the client. Collateral held varies but may include accounts receivable; inventory; property, plant, and equipment; and income-producing commercial properties.

Standby letters of credit are written conditional commitments issued by the Bank to guarantee the performance of a customer to a third party and are reviewed for renewal at expiration. At December 31, 2011, the Bank had outstanding standby letters of credit aggregating $1,519,000, all of which expire in 2012. The credit risk involved in issuing standby letters of credit is essentially the same as that involved in extending loans to clients. The Bank requires collateral supporting these commitments when deemed necessary.

Regulatory Matters	12 Months Ended
Dec. 31, 2011
Regulatory Matters [Abstract]
Regulatory Matters

NOTE 18 - REGULATORY MATTERS

The Corporation (on a consolidated basis) and the Bank are subject to various regulatory capital requirements administered by the federal and state banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary, actions by regulators that, if undertaken, could have a direct material effect on the Corporation's and the Bank's financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Corporation and the Bank must meet specific capital guidelines that involve quantitative measures of their assets, liabilities, and certain off-balance sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors. Prompt corrective action provisions are not applicable to bank holding companies.

Quantitative measures established by regulation to ensure capital adequacy require the Corporation and the Bank to maintain minimum amounts and ratios (set forth below) of total and Tier I capital (as defined in the regulations) to risk-weighted assets (as defined in the regulations), and of Tier I capital to average assets (as defined in the regulations). Management believes, as of December 31, 2011 and 2010, that the Corporation and the Bank met all capital adequacy requirements to which they were subject.

As of December 31, 2011, the most recent notification from federal and state banking agencies categorized the Bank as "well capitalized" under the regulatory framework for prompt corrective action. To be categorized as "well capitalized", an institution must maintain minimum total risk-based, Tier I risk-based and Tier I leverage ratios as set forth in the following. There are no conditions or events since that notification that management believes have changed the Bank's category.

The actual capital amounts and ratios of the Corporation and the Bank as of December 31, 2011 and 2010 are also presented in the following:

						Minimum to be
						well capitalized
			Minimum			under prompt
			capital			corrective
	Actual		requirement			action provisions
	Amount	Ratio	Amount		Ratio	Amount		Ratio
			(Dollars in thousands)
As of December 31, 2011
Total Capital
(to Risk-Weighted Assets)
Consolidated	$46,942	13.3%	$28,195	>	8.0%	N/A		N/A
Bank	52,537	14.9%	28,167	>	8.0%	$35,209	>	10.0%

Tier I Capital
(to Risk-Weighted Assets)
Consolidated	42,527	12.1%	14,097	>	4.0%	N/A		N/A
Bank	48,122	13.7%	14,083	>	4.0%	21,125	>	6.0%

Tier I Capital
(to Average Assets)
Consolidated	42,527	8.4%	20,164	>	4.0%	N/A		N/A
Bank	48,122	9.6%	20,150	>	4.0%	25,187	>	5.0%

As of December 31, 2010
Total Capital
(to Risk-Weighted Assets)
Consolidated	$49,483	15.4%	$25,741	>	8.0%	N/A		N/A
Bank	46,078	14.3%	25,713	>	8.0%	$32,141	>	10.0%

Tier I Capital
(to Risk-Weighted Assets)
Consolidated	45,444	14.1%	12,871	>	4.0%	N/A		N/A
Bank	40,039	12.5%	12,857	>	4.0%	19,285	>	6.0%

Tier I Capital
(to Average Assets)
Consolidated	45,444	9.3%	19,621	>	4.0%	N/A		N/A
Bank	40,039	8.2%	19,607	>	4.0%	24,509	>	5.0%

On a parent company only basis, the Corporation's primary source of funds are dividends paid by the Bank. The ability of the Bank to pay dividends is subject to limitations under various laws and regulations, and to prudent and sound banking principles. Generally, subject to certain minimum capital requirements, the Bank may declare a dividend without the approval of the State of Ohio Division of Financial Institutions, unless the total dividends in a calendar year exceed the total of its net profits for the year combined with its retained profits of the two preceding years. Under these provisions, $3,417,000 was available for dividends on January 1, 2012, without the need to obtain the approval of the State of Ohio Division of Financial Institutions.

The Board of Governors of the Federal Reserve System generally considers it to be an unsafe and unsound banking practice for a bank holding company to pay dividends except out of current operating income, although other factors such as overall capital adequacy and projected income may also be relevant in determining whether dividends should be paid.

Condensed Parent Company Financial Information	12 Months Ended
Dec. 31, 2011
Condensed Parent Company Financial Information [Abstract]
Condensed Parent Company Financial Information

NOTE 19 - CONDENSED PARENT COMPANY FINANCIAL INFORMATION

A summary of condensed financial information of the parent company as of December 31, 2011 and 2010 and for each of the three years in the period ended December 31, 2011 was as follows:

CONDENSED BALANCE SHEETS	2011	2010
	(Dollars in thousands)
Assets:
Cash	$31	$3
Dividends receivable from subsidiary	535	536
Investment in subsidiary	68,479	51,108
Subordinated note receivable from subsidiary, including accrued
interest of $90 in 2010	-	5,090
Available-for-sale security	350	350
Federal income tax receivable	52	-

Total assets	$69,447	$57,087

Liabilities – dividends and other payables	$6,564	$574

Stockholders' equity:
Common stock	23,926	23,926
Surplus	179	179
Retained earnings	42,662	40,050
Accumulated other comprehensive income	4,341	507
Treasury stock	(8,225)	(8,149)

Total stockholders' equity	62,883	56,513

Total liabilities and stockholders' equity	$69,447	$57,087

CONDENSED STATEMENTS OF OPERATIONS	2011	2010	2009
		(Dollars in thousands)
Income – dividends from subsidiary	$2,317	$3,101	$2,300
Interest income on subordinated note from subsidiary	190	200	200
Professional fees, interest, and other expenses	(342)	(134)	(167)
Income before income taxes and equity in
undistributed net income of subsidiary	2,165	3,167	2,333
Federal income tax provision	(52)	22	11
Income before equity in undistributed
net income of subsidiary	2,217	3,145	2,322
Equity in net income of subsidiary, less dividends	2,537	879	784
Net income	$4,754	$4,024	$3,106

CONDENSED STATEMENTS OF CASH FLOWS	2011	2010	2009
		(Dollars in thousands)
Cash flows from operating activities:
Net income	$4,754	$4,024	$3,106
Adjustments to reconcile net income to net
cash provided by operating activities:
Equity in net income of subsidiary,
less dividends	(2,537)	(879)	(784)
Decrease in dividends receivable	1	12	2
Decrease (increase) in accrued
interest receivable	90	(65)	69
Increase (decrease) in other liabilities	(62)	7	(2)
Net cash provided by operating activities	2,246	3,099	2,391
Cash flows from financing activities:
Cash dividends paid	(2,142)	(2,174)	(2,202)
Purchase of treasury shares	(76)	(940)	(171)
Net cash used in financing activities	(2,218)	(3,114)	(2,373)
Net increase (decrease) in cash	28	(15)	18
Cash at beginning of year	3	18	-

Cash at end of year	$31	$3	$18

Under a program initially approved by the Board of Directors in 2002, the Corporation periodically purchases shares of its common stock in the over-the-counter market. Continuation of the program is approved by the Board of Directors on a regular basis.

The decision whether to purchase shares, the number of shares to be purchased and the price to be paid depends upon the availability of shares, prevailing market prices, and other possible considerations which might affect the advisability of purchasing shares. Since the February 2002 inception of the stock buy-back program, the Corporation has repurchased 248,791 common shares in the open market, with 240,729 shares remaining as treasury stock at December 31, 2011.

Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements

NOTE 20 - FAIR VALUE MEASUREMENTS

ASC 820-10 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability or, in the absence of a principal market, the most advantageous market for the asset or liability. The price in the principal (or most advantageous) market used to measure the fair value of the asset or liability shall not be adjusted for transaction costs. An orderly transaction is a transaction that assumes exposure to the market for a period prior to the measurement date to allow for marketing activities that are usual and customary for transactions involving such assets and liabilities; it is not a forced transaction. Market participants are buyers and sellers in the principal market that are independent, knowledgeable, and both able and willing to transact.

Nonfinancial assets and liabilities measured at fair value on a recurring basis include reporting units measured at fair value in the first step of a goodwill impairment test. Nonfinancial assets measured at fair value on a nonrecurring basis include nonfinancial assets and liabilities measured at fair value in the second step of a goodwill impairment test, as well as intangible assets and other nonfinancial long-lived assets measured at fair value for impairment assessment, such as other real estate owned.

ASC 820-10 requires the use of valuation techniques that are consistent with the market approach, the income approach, and/or the cost approach. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets and liabilities. The income approach uses valuation techniques to convert future amounts, such as cash flows or earnings, to a single present amount on a discounted basis. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset (replacement cost). Valuation techniques should be consistently applied. Inputs to valuation techniques refer to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from independent sources. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In that regard, ASC 820-10 establishes a fair value hierarchy for valuation inputs that gives the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The fair value hierarchy is as follows:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Corporation has the ability to access at the measurement date.

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include: quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability; and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 – Unobservable inputs for the asset or liability for which there is little, if any, market activity at the measurement date. Unobservable inputs reflect the Corporation's own assumptions about what market participants would use to price the asset or liability. The inputs are developed based on the best information available in the circumstances, which might include the Corporation's own financial data such as internally developed pricing models, discounted cash flow methodologies, as well as instruments for which the fair value determination requires significant management judgment.

There were no financial instruments measured at fair value that moved to a lower level in the fair value hierarchy due to the lack of observable quotes in inactive markets for those instruments at December 31, 2011 and 2010.

The following summarizes financial assets (there were no financial liabilities) measured at fair value as of December 31, 2011 and 2010, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

	Level 1	Level 2	Level 3	Total
	inputs	inputs	inputs	fair value
		(Dollars in thousands)
2011
Recurring:
Securities available-for-sale:
Obligations of U.S. Government
agencies and corporations	$-	$137,244	$-	$137,244
Obligations of states and political
subdivisions	-	87,688	-	87,688
Other	-	350	-	350

Total	$-	$225,282	$-	$225,282

Nonrecurring:
Other real estate owned	$-	$-	$1,877	$1,877
Impaired loans	-	-	15,876	15,876

Total	$-	$-	$17,753	$17,753

	Level 1	Level 2	Level 3	Total
	inputs	inputs	inputs	fair value
		(Dollars in thousands)
2010
Recurring:
Securities available-for-sale:
Obligations of U.S. Government
agencies and corporations	$-	$83,006	$-	$83,006
Obligations of states and political
subdivisions	-	56,923	-	56,923
Other	-	350	-	350

Total	$-	$140,279	$-	$140,279

Nonrecurring:
Other real estate owned	$-	$-	$1,443	$1,443
Impaired loans	-	-	16,041	16,041

Total	$-	$-	$17,484	$17,484

The following summarizes the changes in OREO measured at fair value on a nonrecurring basis as follows (dollars in thousands):

Balance as of December 31, 2010	$1,443

Transfer of loans	1,700
Impairment	(97)
Net proceeds from sales	(1,125)
Gain on sales	10
Loss on sales	(54)

Balance as of December 31, 2011	$1,877

The following summarizes the changes in impaired loans measured at fair value on a nonrecurring basis as follows (dollars in thousands):

Balance as of December 31, 2010	$16,041

Net new impairments	6,214
Transferred to OREO or performing loans	(2,468)
Charge off of principal	(1,650)
Net principal payments and advances	(2,261)

Balance as of December 31, 2011	$15,876

A description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy, follows.

In general, fair value is based upon quoted market prices, where available. If such quoted market prices are not available, fair value is based upon internally developed models that primarily use, as inputs, observable market-based parameters. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value. These adjustments may include amounts to reflect counterparty credit quality, the Corporation's creditworthiness, among other things, as well as unobservable parameters. Any such, valuation adjustments are applied consistently over time. The Corporation's valuation methodologies may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. While management believes the Corporation's valuation methodologies are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date.

As part of the branch acquisition described in Note 3, loans acquired of $21,502,000 and deposits assumed of $111,072,000 were recorded at fair value as of the closing date, December 16, 2011. Fair value of loans acquired and deposits assumed were estimated by calculating the present value of the future incremental cash flows. Certain inputs used in the calculations would be unobservable to a market participant making them level 3 inputs.

Securities Available-for-Sale

Where quoted prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy. Level 1 securities would typically include government bonds and exchange traded equities. If quoted market prices are not available, then fair values are estimated using pricing models, quoted prices of securities with similar characteristics, or discounted cash flows. Examples of such instruments, which would generally be classified within Level 2 of the valuation hierarchy, include corporate and municipal bonds, mortgage-backed securities, and asset-backed securities. In certain cases where there is limited activity or less transparency around inputs to the valuation, securities are classified within Level 3 of the valuation hierarchy. The Corporation did not have any securities classified as Level 1 or Level 3 at December 31, 2011 and 2010.

Impaired Loans

The Corporation does not record impaired loans at fair value on a recurring basis. However, periodically, a loan is considered impaired and is reported at the fair value of the underlying collateral, less estimated costs to sell, if repayment is expected solely from the collateral. Collateral values are estimated using Level 2 inputs, including recent appraisals and Level 3 inputs based on customized discounting criteria. Due to the significance of the Level 3 inputs, impaired loans fair values have been classified as Level 3.

Other Real Estate Owned

The Corporation values other real estate owned at the estimated fair value of the underlying collateral less expected selling costs. Such values are estimated primarily using appraisals and reflect a market value approach. Due to the significance of the Level 3 inputs, other real estate owned has been classified as Level 3.

Fair Value Of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value Of Financial Instruments [Abstract]
Fair Value Of Financial Instruments

NOTE 21 - FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair values of recognized financial instruments at December 31, 2011 and 2010 were as follows:

		2011			2010
	Carrying		Fair	Carrying		Fair
	amount		value	amount		value
			(Dollars in thousands)
FINANCIAL ASSETS
Cash and cash equivalents	$60,093		$60,093	$21,856		$21,856
Securities	229,126		229,126	144,623		144,628
Loans, net	297,187		302,984	288,350		290,603

Total	$586,406		$592,203	$454,829		$457,087

FINANCIAL LIABILITIES
Deposits	$501,837		$503,563	$384,157		$386,087
Federal funds purchased and
securities sold under
repurchase agreements	40,861		39,932	20,989		20,988
Borrowed funds	18,500		19,980	25,500		26,359

Total	$561,198		$563,475	$430,646		$433,434

The preceding summary does not include accrued interest receivable, cash surrender value of life insurance, dividends payable, and other liabilities which are also considered financial instruments. The estimated fair value of such items is considered to be their carrying amount.

The Bank also has unrecognized financial instruments which relate to commitments to extend credit and standby letters of credit. The contract amount of such financial instruments was $76,793,000 at December 31, 2011 and $73,324,000 at December 31, 2010. The fair value of such instruments is not considered significant since they represent commitments at current interest rates.

The following methods and assumptions were used to estimate fair value of each class of financial instruments:

Cash and Cash Equivalents

Fair value is determined to be the carrying amount for these items because they represent cash or mature in 90 days or less and do not represent unanticipated credit concerns.

Securities

The fair value of securities (both available-for-sale and held-to-maturity) is determined based on quoted market prices of the individual securities or, if not available, estimated fair value was obtained by comparison to other known securities with similar risk and maturity characteristics. Such value does not consider possible tax ramifications or estimated transaction costs. The fair value of restricted stock is considered to be its carrying amount.

Loans

Fair value for loans was estimated for portfolios of loans with similar financial characteristics. For adjustable rate loans, which re-price at least annually and generally possess low risk characteristics, the carrying amount is believed to be a reasonable estimate of fair value. For fixed-rate loans, the fair value is estimated based on a discounted cash flow analysis, considering weighted average rates and terms of the portfolio, adjusted for credit and interest rate risk inherent in the loans. Fair value for nonperforming loans is based on recent appraisals or estimated discounted cash flows. The estimated value of credit card loans is based on existing loans and does not include the value that relates to estimated cash flows from new loans generated from existing cardholders over the remaining life of the portfolio.

Deposit Liabilities

The fair value of core deposits, including demand deposits, savings accounts, and certain money market deposits, is the amount payable on demand. The fair value of fixed-maturity certificates of deposit is estimated using the rates offered at year end for deposits of similar remaining maturities. The estimated fair value does not include the benefit that results from the low-cost funding provided by the deposit liabilities compared to the cost of borrowing funds in the marketplace.

Other Financial Instruments

The fair value of federal funds purchased and securities sold under repurchase agreements, as well as borrowed funds is determined based on a discounted cash flow analysis using current interest rates.

The fair value estimates of financial instruments are made at a specific point in time based on relevant market information. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect these estimates.

Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies

NOTE 22 - COMMITMENTS AND CONTINGENCIES

The Bank has entered into multi-year agreements to lease certain of its facilities, as well as equipment under various short-term operating leases. Rent expense under these various agreements amounted to $116,000 in 2011, $140,000 in 2010, and $76,000 in 2009. Future minimum lease payments under long-term operating leases aggregate $171,000 at December 31, 2011 as follows: 2012 through 2013, $52,000 annually; 2014, $47,000; and 2015, $20,000.

In the normal course of business, the Corporation and its subsidiary may be involved in various legal actions, but in the opinion of management and its legal counsel, the ultimate disposition of such matters is not expected to have a material adverse effect on the consolidated financial statements.

Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data (Unaudited) [Abstract]
Quarterly Financial Data (Unaudited)

NOTE 23 - QUARTERLY FINANCIAL DATA (UNAUDITED)

The following is a summary of selected quarterly financial data (unaudited) for the years ended December 31, 2011 and 2010:

	Interest	Net interest	Net	Net income
	income	income	income	per share
	(Dollars in thousands, except per share data)
2011
First quarter	$5,341	$4,250	$1,009	$.60
Second quarter	5,438	4,310	1,298.78
Third quarter	5,583	4,924	1,541.92
Fourth quarter	5,260	4,783	906.54

2010
First quarter	$5,748	$4,410	$932	$.55
Second quarter	5,709	4,410	843.50
Third quarter	5,722	4,451	1,217.72
Fourth quarter	5,560	4,383	1,032.61

Newly-Issued But Not Effective Accounting Standards	12 Months Ended
Dec. 31, 2011
Newly-Issued But Not Effective Accounting Standards [Abstract]
Newly-Issued But Not Effective Accounting Standards

NOTE 24 – NEWLY-ISSUED BUT NOT EFFECTIVE ACCOUNTING STANDARDS

In April 2011, the FASB issued ASU 2011-03, Reconsideration of Effective Control for Repurchase Agreement, amending ASC Topic 860 to improve accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity by removing, from the assessment of effective control, the criterion relating to the transferor's ability to repurchase or redeem financial assets on substantially the agreed terms, even in the event of default by the transferee. Consequently, the amendments in this update also eliminate the requirement to demonstrate that the transferor possesses adequate collateral to fund substantially all the cost of purchasing replacement financial assets. The other criteria applicable to the assessment of effective control are not changed by the amendments in this update. This guidance is effective for the first interim or annual period beginning on or after December 15, 2011, and should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. The adoption of this standard is not expected to have an impact on the Corporation's financial statements.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement; amending ASC Topic 820 which eliminates terminology difference between U.S. generally accepted accounting principles (GAAP) and International Financial Reporting Standards (IFRS) on the measurement of fair value and the related fair value disclosures. While largely consistent with existing fair value measurement principles and disclosures, the changes were made as part of the continuing efforts to converge GAAP and IFRS. The adoption of this guidance is effective for interim and annual periods beginning after December 15, 2011, and is not expected to have a significant impact on the Corporation's financial statements.

In June 2011, the FASB issued ASU 2011-05 Comprehensive Income, amending ASC Topic 220 to require that all non-owner changes in stockholders' equity be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements. Additionally, the guidance requires entities to present, on the face of the financial statements, reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement or statements where the components of net income and the components of other comprehensive income are presented. The option to present components of other comprehensive income as part of the statement of changes in stockholders' equity was eliminated. In December 2011, the FASB issued ASU 2011-12 to defer changes in ASU 2011-05 that relate to the presentation of reclassification adjustments until FASB has time to reconsider the presentation of such adjustments. The remaining portion of ASU 2011-05 is effective for annual periods beginning after December 15, 2011, and is not expected to have a significant impact on the Corporation's financial statements.

In September 2011, the FASB issued ASU 2011-08, Intangibles – Goodwill and Other (ASC Topic 350) Testing Goodwill for impairment, amending topic 350 to provide the option of a qualitative approach to test goodwill for impairment. The amendment allows an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in ASC Topic 350. The entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount. The amendment is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption was permitted for annual or interim periods that were not yet issued. The Corporation did not early adopt and does not expect the adoption of this standard to have any impact on the Corporation's financial statements.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

NOTE 25 - SUBSEQUENT EVENTS

Management evaluated subsequent events through the date the consolidated financial statements were issued. Events or transactions occurring after December 31, 2011, but prior to when the consolidated financial statements were issued, that provided additional evidence about conditions that existed at December 31, 2011, have been recognized in the consolidated financial statements for the year ended December 31, 2011. Events or transactions that provided evidence about conditions that did not exist at December 31, 2011, but arose before the consolidated financial statements were issued, have not been recognized in the consolidated financial statements for the year ended December 31, 2011.